First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005
212-858-8144

                                   May 5, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


                  Re:   First Investors Special Bond Fund, Inc.
                        File No. 2-66294 and 811-2981
                        -----------------------------

Dear Sirs:

      Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), Registrant hereby certifies:

      (1) The form of Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 19 to Registrant's Registration Statement, the most recent Post-Effective Amendment filed with the Commission; and

      (2) The text of Post-Effective Amendment No. 19 was filed electronically with the Commission.

                                                Very truly yours,

                                                /s/ Tammie Lee

                                                Tammie Lee
                                                Assistant Counsel